INVESTMENTS IN AFFILIATES - Tax equity transactions (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018
Tax equity transactions
Gain on disposal of investment in affiliates			$ 1,928	$ 47,102
Class A membership interests
Tax equity transactions
Receipt of future cash flow distributions (as a percent)			51.00%
Class B membership interests
Tax equity transactions
Receipt of future cash flow distributions (as a percent)			49.00%
Value wrote down	$ 5,000
RE Roserock Holdings LLC ("Roserock")
Tax equity transactions
Ownership percentage	49.00%		49.00%	49.00%
RE Roserock Holdings LLC ("Roserock") | Class A membership interests
Tax equity transactions
Interest sold (as a percent)		100.00%
Proceeds from sale of membership interest		$ 45,000
RE Roserock Holdings LLC ("Roserock") | Class B membership interests
Tax equity transactions
Ownership percentage		100.00%